Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 3.0%
363,461		Aurizon Holdings Ltd.	$869,206	0.4
80,663		BHP Group Ltd.	2,259,675	1.1
18,075		Fortescue Metals Group Ltd.	217,058	0.1
158,997	(1)	Qantas Airways Ltd.	568,365	0.3
15,547		Rio Tinto Ltd.	1,031,587	0.5
123,422		South32 Ltd. - AUD	308,416	0.2
285,404		Telstra Corp., Ltd.	822,521	0.4
			6,076,828	3.0

		Belgium: 0.2%
3,504		Elia Group SA/NV	436,531	0.2

		Brazil: 1.2%
37,023		Cia Siderurgica Nacional S.A.	143,565	0.1
49,900		Equatorial Energia SA	200,600	0.1
27,248		Telefonica Brasil SA-VIVT3	243,261	0.1
304,239		TIM SA/Brazil	745,194	0.3
94,640		Vale SA	1,172,847	0.6
			2,505,467	1.2

		Canada: 5.5%
22,445		Atco Ltd.	731,446	0.4
65,221		B2Gold Corp.	258,341	0.1
2,076		Canadian National Railway Co. - CNR	263,041	0.1
9,482		Canadian Pacific Railway Ltd.	663,580	0.3
8,156		Canadian Utilities Ltd.	218,992	0.1
3,879		Franco-Nevada Corp.	531,937	0.3
14,436		Keyera Corp.	317,096	0.2
40,428		Kinross Gold Corp.	239,887	0.1
30,943		Northland Power, Inc.	926,267	0.5
17,251		Nutrien Ltd.	1,143,540	0.6
8,781		Pan American Silver Corp.	224,294	0.1
37,964		Pembina Pipeline Corp.	1,123,362	0.5
21,647		Rogers Communications, Inc.	968,603	0.5
17,511		Teck Resources Ltd.	464,420	0.2
71,859		TELUS Corp.	1,642,556	0.8
16,548		Wheaton Precious Metals Corp.	691,999	0.3
4,772		WSP Global, Inc.	663,773	0.3
57,001		Yamana Gold, Inc. (CAD)	227,567	0.1
			11,300,701	5.5

		China: 2.7%
81,000		Anhui Conch Cement Co., Ltd. - H Shares	368,779	0.2
492,800		BBMG Corp. - A Shares	207,907	0.1
90,000		Beijing Enterprises Holdings Ltd.	303,657	0.1
444,300		BOE Technology Group Co. Ltd. - A Shares	335,540	0.2
884,000		China Communications Services Corp., Ltd. - H Shares	420,836	0.2
286,000		China National Building Material Co., Ltd. - H Shares	307,255	0.1
181,300		China National Nuclear Power Co. Ltd. - A Shares	193,917	0.1
240,000		China Oilfield Services Ltd. - H Shares	188,984	0.1
442,000		China Railway Group Ltd. - H Shares	210,134	0.1
368,000		China Resources Cement Holdings Ltd. - H Shares	267,865	0.1
485,700		China State Construction Engineering Corp. Ltd. - A Shares	353,027	0.2
2,940,000	(2)	China Tower Corp. Ltd. - H Shares	372,125	0.2
248,000		COSCO Shipping Ports, Ltd.	194,894	0.1
110,900		Huafon Chemical Co. Ltd. - A Shares	186,109	0.1
63,040		Huaxin Cement Co. Ltd. - A Shares	175,942	0.1
104,000		Kingboard Holdings Ltd.	522,068	0.3
400,200		Shanghai International Port Group Co. Ltd. - A Shares	300,991	0.1
40,800		Tianjin 712 Communication & Broadcasting Co. Ltd. - A Shares	237,583	0.1
81,800		Zhuzhou Kibing Group Co. Ltd. - A Shares	204,605	0.1
224,600		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	147,139	0.1
			5,499,357	2.7

		Denmark: 0.8%
296		AP Moller - Maersk A/S - Class B	891,189	0.4
9,698		Novozymes A/S	736,509	0.4
			1,627,698	0.8

		Finland: 0.1%
47,454	(1)	Nokia OYJ - Finland	265,962	0.1

		France: 5.0%
12,115		Air Liquide SA	2,000,694	1.0
6,245		Arkema SA	818,850	0.4
21,853		Cie de Saint-Gobain	1,386,123	0.7
4,355		Eiffage SA	405,609	0.2
59,553		Electricite de France SA	835,677	0.4
39,779		Engie SA	575,465	0.3
8,030		Legrand S.A.	882,131	0.4
54,596		Orange SA	586,946	0.3
15,092		Schneider Electric SE	2,678,426	1.3
			10,169,921	5.0

		Germany: 4.1%
11,383		BASF SE	745,538	0.4
3,111	(2)	Covestro AG	175,461	0.1
31,225		Deutsche Post AG	1,844,188	0.9
96,363		Deutsche Telekom AG	1,697,205	0.8
26,094		Evonik Industries AG	784,574	0.4
8,084		GEA Group AG	409,110	0.2
12,080		HeidelbergCement AG	803,697	0.4
34,701		RWE AG	1,336,330	0.6

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
3,900		Siemens AG	$621,718	0.3
			8,417,821	4.1

		Hong Kong: 0.9%
54,000		CK Hutchison Holdings Ltd.	338,052	0.2
115,500		Power Assets Holdings Ltd.	695,851	0.3
82,000		SITC International Holdings Co. Ltd.	327,375	0.2
19,500		Techtronic Industries Co., Ltd.	401,051	0.2
			1,762,329	0.9

		India: 1.5%
8,120		ACC Ltd.	246,557	0.1
75,113		Bharat Electronics Ltd.	203,687	0.1
56,071	(1)	Bharti Airtel Ltd.	543,385	0.3
23,794		Grasim Industries Ltd.	526,910	0.3
81,680		Hindalco Industries Ltd.	448,173	0.2
120,583		NTPC Ltd.	203,778	0.1
51,307		Tata Steel Ltd.	728,007	0.3
2,008		Ultratech Cement Ltd.	198,301	0.1
			3,098,798	1.5

		Indonesia: 0.4%
361,100		Semen Indonesia Persero Tbk PT	201,197	0.1
2,377,200		Telkom Indonesia Persero Tbk PT	661,873	0.3
			863,070	0.4

		Ireland: 1.8%
36,873		CRH PLC	1,792,560	0.9
17,352		Smurfit Kappa PLC	889,375	0.4
5,067		Trane Technologies PLC	945,756	0.5
			3,627,691	1.8

		Italy: 0.1%
31,672		Terna - Rete Elettrica Nazionale	235,524	0.1

		Japan: 9.5%
9,400	(1)	ANA Holdings, Inc.	184,974	0.1
18,900		Asahi Kasei Corp.	176,714	0.1
3,800		Fanuc Ltd.	744,961	0.4
18,700		Hitachi Ltd.	1,095,412	0.5
28,400		Itochu Corp.	812,187	0.4
24,000	(1)	Japan Airlines Co. Ltd.	432,626	0.2
18,600		JFE Holdings, Inc.	211,999	0.1
14,600		KDDI Corp.	423,622	0.2
3,000		Keyence Corp.	1,852,745	0.9
9,000		Komatsu Ltd.	203,608	0.1
12,700		Lixil Corp.	310,693	0.2
42,400		Mitsui & Co., Ltd.	953,297	0.5
8,700		Murata Manufacturing Co., Ltd.	638,267	0.3
9,200		Nabtesco Corp.	264,712	0.1
47,900		Nippon Telegraph & Telephone Corp.	1,318,010	0.6
4,000		Nippon Yusen KK	259,075	0.1
17,600		Nissan Chemical Corp.	1,012,253	0.5
10,800		Nitto Denko Corp.	748,754	0.4
63,500		Osaka Gas Co., Ltd.	1,020,070	0.5
6,100		Shin-Etsu Chemical Co., Ltd.	1,016,056	0.5
2,200		SMC Corp.	1,404,571	0.7
12,100		SoftBank Group Corp.	635,880	0.3
192,700		Sumitomo Chemical Co., Ltd.	883,924	0.4
65,800		Sumitomo Corp.	895,886	0.4
8,800		Taisei Corp.	256,178	0.1
12,800		TDK Corp.	506,361	0.2
32,600		Tokyo Gas Co., Ltd.	557,713	0.3
13,200		Tosoh Corp.	188,711	0.1
5,900		Toyota Tsusho Corp.	255,495	0.1
13,700		Yamato Holdings Co., Ltd.	302,416	0.2
			19,567,170	9 .5

		Luxembourg: 0.1%
27,744		Tenaris S.A.	271,693	0.1

		Malaysia: 0.3%
89,800		Petronas Gas BHD	358,645	0.2
287,200		Westports Holdings Bhd	276,187	0.1
			634,832	0.3

		Mexico: 0.1%
359,100	(1)	Cemex SA de CV - Unit	221,564	0.1

		Netherlands: 0.6%
4,690	(1)	Airbus SE	523,496	0.2
13,150		ArcelorMittal SA	356,993	0.2
3,331		LyondellBasell Industries NV - Class A	290,230	0.2
			1,170,719	0.6

		New Zealand: 0.4%
248,524		Spark New Zealand Ltd.	777,278	0.4

		Norway: 0.5%
20,169		Yara International ASA	990,102	0.5

		Philippines: 0.6%
47,640		GT Capital Holdings, Inc.	537,495	0.3
182,000		International Container Terminal Services, Inc.	714,852	0.3
			1,252,347	0.6

		Qatar: 0.5%
632,905		Mesaieed Petrochemical Holding Co.	360,081	0.2
150,964		Ooredoo QPSC	281,943	0.1
477,341		Qatar Gas Transport Co. Ltd.	432,119	0.2
			1,074,143	0.5

		Russia: 0.5%
4,101,092		Inter RAO UES PJSC	236,715	0.1
62,480		Mobile TeleSystems PJSC ADR	500,465	0.2
14,856		Severstal PAO	315,013	0.2
			1,052,193	0.5

		Saudi Arabia: 0.6%
6,893		SABIC Agri-Nutrients Co.	316,903	0.1
89,414		Saudi Electricity Co.	561,463	0.3
33,823		Saudi Industrial Investment Group	272,722	0.2
			1,151,088	0.6

		Singapore: 0.4%
55,800	(1)	Singapore Airlines Ltd.	198,706	0.1
79,600		Singapore Technologies Engineering Ltd.	221,464	0.1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
35,800		Venture Corp. Ltd.	$484,452	0.2
			904,622	0.4

		South Africa: 0.1%
18,997		Impala Platinum Holdings Ltd.	237,926	0.1

		South Korea: 1.9%
6,349		CJ Corp.	427,368	0.2
5,855		GS Engineering & Construction Corp.	180,731	0.1
8,388		Hyundai Steel Co.	261,080	0.1
368		LG Chem Ltd.	215,571	0.1
16,836		LG Uplus Corp.	191,600	0.1
2,592		POSCO	569,088	0.3
2,913		Samsung Electro-Mechanics Co. Ltd.	407,926	0.2
527		Samsung SDI Co., Ltd.	304,502	0.1
1,366		SK Chemicals Co. Ltd.	159,911	0.1
991		SK, Inc.	215,813	0.1
6,017	(1)	SK Square Co. Ltd.	627,077	0.3
9,307		SK Telecom Co., Ltd.	426,159	0.2
			3,986,826	1.9

		Spain: 0.8%
3,771	(2)	Cellnex Telecom SA	222,397	0.1
124,253		Iberdrola S.A. - IBEE	1,395,620	0.7
			1,618,017	0.8

		Sweden: 3.0%
16,700		Assa Abloy AB	467,928	0.2
14,270		Atlas Copco AB - A Shares	873,022	0.4
38,129		Epiroc AB	923,092	0.5
52,213		Sandvik AB	1,289,099	0.6
47,485		SKF AB - B Shares	1,083,923	0.5
28,109		Telefonaktiebolaget LM Ericsson	282,565	0.2
57,348		Volvo AB - B Shares	1,234,679	0.6
			6,154,308	3.0

		Switzerland: 2.6%
51,553		ABB Ltd.	1,782,848	0.9
927		Geberit AG - Reg	707,775	0.3
31,940		Holcim Ltd.	1,538,673	0.8
3,064		Sika AG	1,196,495	0.6
			5,225,791	2.6

		Taiwan: 1.5%
267,000		Asia Cement Corp.	402,318	0.2
295,000		China Steel Corp.	344,169	0.2
56,000		Evergreen Marine Corp. Taiwan Ltd.	248,035	0.1
124,000		HON HAI Precision Industry Co., Ltd.	459,471	0.2
338,000		Innolux Corp.	210,904	0.1
13,000		Nan Ya Printed Circuit Board Corp.	290,391	0.1
42,000		Unimicron Technology Corp.	342,972	0.2
13,000		Yageo Corp.	212,353	0.1
48,000	(1)	Yang Ming Marine Transport Corp.	197,106	0.1
99,000		Zhen Ding Technology Holding Ltd.	347,096	0.2
			3,054,815	1.5

		Thailand: 0.1%
43,200		Electricity Generating PCL - Foreign	212,411	0.1

		United Kingdom: 3.3%
23,456		Anglo American PLC	863,409	0.4
8,384		Ashtead Group PLC	674,476	0.3
143,089		BAE Systems PLC	1,042,092	0.5
55,409		CNH Industrial NV	909,488	0.4
7,876		Ferguson PLC	1,198,942	0.6
22,164		Mondi PLC	506,295	0.3
1,150,783		Vodafone Group PLC	1,668,422	0.8
			6,863,124	3.3

		United States: 43.8%
2,685		3M Co.	456,557	0.2
4,668		Air Products & Chemicals, Inc.	1,341,770	0.7
8,354		Allegion Public Ltd.	1,032,889	0.5
8,142		American Water Works Co., Inc.	1,372,497	0.7
15,161		Ametek, Inc.	2,069,477	1.0
6,931		AO Smith Corp.	547,896	0.3
9,916	(1)	Arrow Electronics, Inc.	1,206,281	0.6
60,442		AT&T, Inc.	1,379,891	0.7
5,125		Atmos Energy Corp.	462,890	0.2
32,007		Baker Hughes Co.	747,043	0.4
4,641	(1)	Boeing Co.	918,222	0.4
12,531		Brookfield Renewable Corp.	465,946	0.2
7,623		Caterpillar, Inc.	1,473,907	0.7
1,208		CDW Corp.	228,747	0.1
4,976		Celanese Corp. - Series A	753,167	0.4
90,385		Cisco Systems, Inc.	4,956,713	2.4
7,816		Corteva, Inc.	351,720	0.2
56,640		CSX Corp.	1,963,142	1.0
4,437		Cummins, Inc.	930,661	0.5
6,815		Deere & Co.	2,354,855	1.1
5,673		Dominion Energy, Inc.	403,918	0.2
5,540		Dow, Inc.	304,312	0.1
22,987		DuPont de Nemours, Inc.	1,700,119	0.8
10,115		DTE Energy Co.	1,095,859	0.5
9,486		Duke Energy Corp.	920,237	0.5
10,372		Eastman Chemical Co.	1,081,696	0.5
16,500		Emerson Electric Co.	1,449,360	0.7
13,025		Entergy Corp.	1,306,929	0.6
21,021		Evergy, Inc.	1,330,629	0.7
20,470		Exelon Corp.	1,079,383	0.5
5,275	(1)	F5, Inc.	1,200,485	0.6
5,912		FedEx Corp.	1,361,947	0.7
7,959		FMC Corp.	797,412	0.4
11,909		Fortive Corp.	879,718	0.4
4,231		Fortune Brands Home & Security, Inc.	425,342	0.2
25,752		Freeport-McMoRan, Inc.	954,884	0.5
1,442	(1)	Generac Holdings, Inc.	607,428	0.3
17,603		General Electric Co.	1,672,109	0.8
18,135		Halliburton Co.	391,535	0.2
5,087		Heico Corp. - HEI	704,651	0.3
4,456		Honeywell International, Inc.	901,181	0.4
11,998		Ingersoll Rand, Inc.	699,963	0.3
15,532		International Paper Co.	707,017	0.3
19,441		Johnson Controls International plc	1,453,409	0.7
1,101		Kansas City Southern	320,226	0.2
9,056	(1)	Keysight Technologies, Inc.	1,761,211	0.9

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
12,986	Kinder Morgan, Inc.	$200,764	0.1
12,463	Knight-Swift Transportation Holdings, Inc.	713,507	0.3
19,713	(1) Liberty Global PLC - Class A	520,423	0.3
3,888	Linde PLC	1,236,928	0.6
612	Lockheed Martin Corp.	203,992	0.1
3,704	(1) Lyft, Inc.	150,419	0.1
6,896	Mosaic Co.	235,981	0.1
3,847	Newmont Corp.	211,277	0.1
30,645	NextEra Energy, Inc.	2,659,373	1.3
5,349	Norfolk Southern Corp.	1,418,929	0.7
9,585	Nucor Corp.	1,018,502	0.5
1,662	Old Dominion Freight Line	590,293	0.3
12,465	Owens Corning, Inc.	1,057,531	0.5
8,234	Packaging Corp. of America	1,075,278	0.5
5,006	Parker Hannifin Corp.	1,512,112	0.7
10,677	Pentair PLC	786,788	0.4
7,300	(1) Plug Power, Inc.	290,905	0.1
8,731	PPG Industries, Inc.	1,346,058	0.7
25,642	Public Service Enterprise Group, Inc.	1,602,369	0.8
7,782	Raytheon Technologies Corp.	629,719	0.3
4,075	Rockwell Automation, Inc.	1,370,015	0.7
4,080	Roper Technologies, Inc.	1,893,732	0.9
4,777	RPM International, Inc.	434,898	0.2
25,770	Schlumberger NV	739,084	0.4
10,828	Sempra Energy	1,297,952	0.6
12,866	(1) Sensata Technologies Holding PLC	716,636	0.4
2,861	Sherwin-Williams Co.	947,678	0.5
2,032	Snap-On, Inc.	418,409	0.2
3,321	Southern Co.	202,913	0.1
9,475	Steel Dynamics, Inc.	566,605	0.3
9,131	Textron, Inc.	646,475	0.3
2,082	(1) T-Mobile US, Inc.	226,542	0.1
10,448	(1) Uber Technologies, Inc.	397,024	0.2
23,578	UGI Corp.	972,593	0.5
13,987	Union Pacific Corp.	3,295,897	1.6
7,615	United Parcel Service, Inc. - Class B	1,510,588	0.7
2,719	(1) United Rentals, Inc.	921,034	0.5
42,255	Verizon Communications, Inc.	2,124,159	1.0
36,459	Vistra Corp.	724,805	0.4
20,354	WestRock Co.	883,160	0.4
2,245	WW Grainger, Inc.	1,080,765	0.5
687	(1) Zebra Technologies Corp.	404,492	0.2
		89,761,835	43.8

	Total Common Stock
	(Cost $173,121,706)	202,070,502	98.5

EXCHANGE-TRADED FUNDS: 0.7%
14,276	iShares MSCI ACWI ETF	1,468,715	0.7

	Total Exchange-Traded Funds
	(Cost $1,460,171)	1,468,715	0.7

PREFERRED STOCK: 0.1%
	Brazil: 0.1%
105,133	Cia Energetica de Minas Gerais	246,850	0.1

	Total Preferred Stock
	(Cost $250,614)	246,850	0.1

	Total Long-Term Investments
	(Cost $174,832,491)	203,786,067	99.3

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
819,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $819,000)	819,000	0.4

	Total Short-Term Investments
	(Cost $819,000)	819,000	0.4

	Total Investments in Securities (Cost $175,651,491)	$204,605,067	99.7
	Assets in Excess of Other Liabilities	573,798	0.3
	Net Assets	$205,178,865	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2021.

Industry Diversification	Percentage of Net Assets
Electric Utilities	6 .0%
Integrated Telecommunication Services	5.9
Electrical Components & Equipment	5.8
Specialty Chemicals	5.5
Industrial Machinery	5.1
Railroads	4.3
Building Products	4.2
Industrial Conglomerates	3.9
Multi-Utilities	3.5
Construction Materials	3.6
Communications Equipment	3.4
Trading Companies & Distributors	3.3
Wireless Telecommunication Services	2.9
Steel	3.0
Aerospace & Defense	2.3
Air Freight & Logistics	2.5
Diversified Metals & Mining	2.4
Construction Machinery & Heavy Trucks	2.5
Industrial Gases	2.3
Electronic Components	2.0
Electronic Equipment & Instruments	2.0
Fertilizers & Agricultural Chemicals	1.9
Gas Utilities	1.8
Paper Packaging	1.6
Diversified Chemicals	1.7
Agricultural & Farm Machinery	1.5
Construction & Engineering	1.2

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Gold	1.0
Commodity Chemicals	1.2
Oil & Gas Equipment & Services	1.1
Oil & Gas Storage & Transportation	1.0
Marine	0.9
Trucking	0.9
Marine Ports & Services	0.6
Multi-Sector Holdings	0.7
Technology Distributors	0.7
Renewable Electricity	0.7
Airlines	0.7
Water Utilities	0.7
Independent Power Producers & Energy Traders	0.7
Copper	0.5
Electronic Manufacturing Services	0.4
Semiconductors	0.3
Alternative Carriers	0.3
Paper Products	0.3
Aluminum	0.2
Precious Metals & Minerals	0.1
Silver	0.1
Oil & Gas Drilling	0.1
Assets in Excess of Other Liabilities*	0.7
Net Assets	100.0%

*	Includes short-term investments and exchange-traded funds.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,076,828	$–	$6,076,828
Belgium	–	436,531	–	436,531
Brazil	2,505,467	–	–	2,505,467
Canada	11,300,701	–	–	11,300,701
China	237,583	5,261,774	–	5,499,357
Denmark	–	1,627,698	–	1,627,698
Finland	–	265,962	–	265,962
France	–	10,169,921	–	10,169,921
Germany	–	8,417,821	–	8,417,821
Hong Kong	–	1,762,329	–	1,762,329
India	–	3,098,798	–	3,098,798
Indonesia	–	863,070	–	863,070
Ireland	945,756	2,681,935	–	3,627,691
Italy	–	235,524	–	235,524
Japan	–	19,567,170	–	19,567,170
Luxembourg	–	271,693	–	271,693
Malaysia	634,832	–	–	634,832
Mexico	221,564	–	–	221,564
Netherlands	290,230	880,489	–	1,170,719
New Zealand	–	777,278	–	777,278
Norway	–	990,102	–	990,102
Philippines	714,852	537,495	–	1,252,347
Qatar	281,943	792,200	–	1,074,143
Russia	500,465	551,728	–	1,052,193
Saudi Arabia	272,722	878,366	–	1,151,088
Singapore	–	904,622	–	904,622
South Africa	–	237,926	–	237,926
South Korea	–	3,986,826	–	3,986,826
Spain	1,395,620	222,397	–	1,618,017
Sweden	–	6,154,308	–	6,154,308

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Switzerland	–	5,225,791	–	5,225,791
Taiwan	–	3,054,815	–	3,054,815
Thailand	–	212,411	–	212,411
United Kingdom	–	6,863,124	–	6,863,124
United States	89,761,835	–	–	89,761,835
Total Common Stock	109,063,570	93,006,932	–	202,070,502
Exchange-Traded Funds	1,468,715	–	–	1,468,715
Preferred Stock	246,850	–	–	246,850
Short-Term Investments	819,000	–	–	819,000
Total Investments, at fair value	$111,598,135	$93,006,932	$–	$204,605,067
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(65,319)	$–	$(65,319)
Total Liabilities	$–	$(65,319)	$–	$(65,319)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2021, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Industrial Select Sector SPDR Fund	CSFB International	Call	12/02/21	USD	104.460	168,486	USD	16,978,334	$330,873	$(216)
iShares MSCI EAFE ETF	CSFB International	Call	12/16/21	USD	81.030	387,511	USD	29,267,117	241,768	(1,306)
iShares MSCI Emerging Markets ETF	HSBC Bank USA N.A.	Call	12/16/21	USD	51.000	158,824	USD	7,647,487	105,300	(21,075)
Materials Select Sector SPDR Fund	Citibank N.A.	Call	12/02/21	USD	85.530	195,254	USD	16,528,251	342,359	(42,722)
									$1,020,300	$(65,319)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $174,609,493.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,830,721
Gross Unrealized Depreciation	(8,885,912)
Net Unrealized Appreciation	$29,944,809